T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 3.5%
Entertainment 2.0%
Liberty Media-Liberty Formula One,
Class C (1) 808,600 41,570
Playtika Holding (1) 602,229 16,640
Spotify Technology (1) 266,100 59,963
Zynga, Class A (1) 4,012,900 30,217
148,390
Interactive Media & Services 1.5%
IAC/InterActiveCorp (1) 244,600 31,869
Match Group (1) 301,400 47,317
Pinterest, Class A (1) 200,800 10,230
Vimeo (1) 703,029 20,648
110,064
Total Communication Services 258,454
CONSUMER
DISCRETIONARY 13.8%
Auto Components 0.7%
Aptiv (1) 366,200 54,553
54,553
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 191,600 26,713
Clear Secure, Class A (1) 103,892 4,265
Terminix Global Holdings (1) 1,225,600 51,070
82,048
Hotels, Restaurants & Leisure 4.8%
Chipotle Mexican Grill (1) 45,100 81,970
Domino's Pizza  96,300 45,931
DraftKings, Class A (1) 487,300 23,469
Hilton Worldwide Holdings (1) 785,000 103,706
MGM Resorts International  1,093,700 47,193
Vail Resorts  165,000 55,118
357,387
Internet & Direct Marketing
Retail 1.4%
Deliveroo Holdings, Acquisition Date:
9/12/17 - 5/16/19, Cost $10,084
(GBP) (1)(2) 5,675,600 21,010
Etsy (1) 306,500 63,740
Farfetch, Class A (1) 487,455 18,270
Wayfair, Class A (1) 9,800 2,504
105,524
Multiline Retail 1.7%
Dollar General  402,000 85,280
Dollar Tree (1) 401,800 38,461
123,741
Specialty Retail 3.6%
Bath & Body Works  301,400 18,997
Burlington Stores (1) 406,800 115,356
Five Below (1) 100,200 17,716
O'Reilly Automotive (1) 135,500 82,799
Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  326,300 35,518
270,386
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica (1) 40,200 16,269
On Holding, Class A (1) 126,011 3,797
VF  240,700 16,124
36,190
Total Consumer Discretionary 1,029,829
CONSUMER STAPLES 2.2%
Beverages 0.4%
Boston Beer, Class A (1) 62,707 31,965
31,965
Food & Staples Retailing 1.0%
Casey's General Stores  402,800 75,908
75,908
Food Products 0.4%
TreeHouse Foods (1) 677,100 27,003
27,003
Household Products 0.3%
Reynolds Consumer Products  802,600 21,943
21,943
Personal Products 0.1%
Olaplex Holdings (1) 399,294 9,783
9,783
Total Consumer Staples 166,602
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912 (1)(2)(3) 302 1,386
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,719 (1)(2)(3) 2,097 9,626
Total Energy 11,012
FINANCIALS 5.9%
Banks 0.4%
Webster Financial  552,100 30,067
30,067
Capital Markets 3.7%
Cboe Global Markets  497,800 61,657
KKR  1,374,600 83,686
MarketAxess Holdings  89,300 37,568
Raymond James Financial  224,000 20,671
Tradeweb Markets, Class A  860,800 69,535
273,117
Consumer Finance 0.3%
SoFi Technologies, Class A (1) 1,480,735 23,514
23,514
Insurance 1.5%
Assurant  394,000 62,153

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Axis Capital Holdings  712,400 32,799
Bright Health Group (1) 360,852 2,945
Kemper  250,400 16,724
114,621
Total Financials 441,319
HEALTH CARE 26.4%
Biotechnology 4.5%
Alkermes (1) 1,324,700 40,854
Alnylam Pharmaceuticals (1) 256,400 48,411
Argenx, ADR (1) 122,800 37,086
Exact Sciences (1) 288,900 27,576
Exelixis (1) 460,900 9,743
Incyte (1) 514,898 35,415
Ionis Pharmaceuticals (1) 747,700 25,078
Kodiak Sciences (1) 59,900 5,749
Neurocrine Biosciences (1) 288,900 27,708
Seagen (1) 338,000 57,392
Ultragenyx Pharmaceutical (1) 199,400 17,984
332,996
Health Care Equipment &
Supplies 9.5%
Alcon  626,900 50,447
Cooper  250,800 103,658
DENTSPLY SIRONA  451,500 26,210
Hologic (1) 2,654,000 195,892
ICU Medical (1) 180,600 42,148
Ortho Clinical Diagnostics Holdings (1) 1,194,721 22,078
Quidel (1) 348,800 49,233
Teleflex  425,313 160,152
Warby Parker, Class A (1) 51,150 2,713
West Pharmaceutical Services  134,600 57,143
709,674
Health Care Providers &
Services 1.3%
Acadia Healthcare (1) 1,014,100 64,679
agilon health (1) 266,050 6,973
Molina Healthcare (1) 105,100 28,515
100,167
Health Care Technology 1.5%
Doximity, Class A (1) 150,600 12,153
Multiplan (1) 2,980,500 16,780
Veeva Systems, Class A (1) 290,800 83,800
112,733
Life Sciences Tools & Services 5.5%
Agilent Technologies  954,700 150,394
Avantor (1) 2,894,700 118,393
Bruker  1,791,700 139,932
PPD (1) 115,700 5,413
414,132
Pharmaceuticals 4.1%
Catalent (1) 1,443,500 192,087
Elanco Animal Health (1) 1,609,800 51,336
Shares $ Value
(Cost and value in $000s)
‡
Perrigo  1,306,100 61,818
305,241
Total Health Care 1,974,943
INDUSTRIALS & BUSINESS
SERVICES 16.5%
Aerospace & Defense 2.8%
BWX Technologies  820,500 44,192
Textron  2,341,500 163,460
207,652
Airlines 0.8%
Alaska Air Group (1) 9,700 568
Southwest Airlines (1) 1,206,600 62,056
62,624
Commercial Services &
Supplies 0.5%
Waste Connections  307,600 38,736
38,736
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A (1) 380,300 10,603
10,603
Industrial Conglomerates 0.8%
Roper Technologies  129,800 57,908
57,908
Machinery 4.8%
Colfax (1) 1,812,769 83,206
Fortive  918,800 64,840
IDEX  348,900 72,205
Ingersoll Rand (1) 2,744,400 138,345
358,596
Professional Services 5.3%
Clarivate (1) 3,477,256 76,152
CoStar Group (1) 923,700 79,494
Equifax  301,100 76,305
Legalzoom.com (1) 50,134 1,323
Leidos Holdings  220,200 21,168
TransUnion  847,000 95,126
Upwork (1) 250,500 11,280
Verisk Analytics  170,400 34,126
394,974
Road & Rail 1.4%
JB Hunt Transport Services  627,900 104,997
104,997
Total Industrials & Business Services 1,236,090
INFORMATION
TECHNOLOGY 20.4%
Electronic Equip, Instr &
Cmpts 0.1%
Littelfuse  24,500 6,695
6,695
Electronic Equipment, Instruments
& Components 3.6%
Amphenol, Class A  551,900 40,416

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Cognex  233,800 18,755
Corning  1,524,900 55,644
Keysight Technologies (1) 637,600 104,751
National Instruments  1,207,700 47,378
266,944
IT Services 1.9%
Broadridge Financial Solutions  160,300 26,713
FleetCor Technologies (1) 338,000 88,309
Jack Henry & Associates  96,300 15,799
Thoughtworks Holding (1) 221,783 6,367
Toast, Class A (1) 31,643 1,581
138,769
Semiconductors & Semiconductor
Equipment 7.2%
Entegris  609,200 76,698
KLA  256,400 85,769
Lattice Semiconductor (1) 216,200 13,977
Marvell Technology  2,112,700 127,417
Microchip Technology  1,171,100 179,752
Skyworks Solutions  338,000 55,696
539,309
Software 7.6%
Atlassian, Class A (1) 120,400 47,127
Bill.com Holdings (1) 118,800 31,714
Black Knight (1) 750,700 54,050
CCC Intelligent Solutions Holdings (1) 965,346 10,146
Ceridian HCM Holding (1) 786,000 88,519
Citrix Systems  348,400 37,408
Crowdstrike Holdings, Class A (1) 176,800 43,454
DocuSign (1) 366,600 94,374
Fortinet (1) 254,400 74,295
nCino (1) 199,400 14,163
Procore Technologies (1) 17,793 1,590
Procore Technologies, Acquisition
Date: 7/15/20 - 5/20/21,
Cost $3,431 (1)(2) 61,191 5,193
PTC (1) 351,300 42,082
SentinelOne, Class A (1) 63,187 3,385
Splunk (1) 169,266 24,495
571,995
Total Information Technology 1,523,712
MATERIALS 5.9%
Chemicals 0.5%
RPM International  462,500 35,913
35,913
Construction Materials 0.5%
Martin Marietta Materials  102,280 34,947
34,947
Containers & Packaging 4.4%
Ardagh Metal Packaging (1) 932,329 9,286
Avery Dennison  337,000 69,830
Ball  1,866,900 167,965
Packaging Corp. of America  192,600 26,471
Sealed Air  1,081,800 59,272
332,824
Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.5%
Kirkland Lake Gold  906,900 37,718
37,718
Total Materials 441,402
UTILITIES 1.3%
Electric Utilities 0.2%
Eversource Energy  188,700 15,428
15,428
Multi-Utilities 1.1%
Ameren  346,800 28,091
Sempra Energy  435,300 55,065
83,156
Total Utilities 98,584
Total Common Stocks (Cost
$3,984,222) 7,181,947
CONVERTIBLE PREFERRED STOCKS 2.1%
CONSUMER DISCRETIONARY 1.7%
Automobiles 1.7%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $14,152 (1)(2)(3) 1,317,224 93,562
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $7,091 (1)(2)(3) 457,762 32,515
126,077
Internet & Direct Marketing
Retail 0.0%
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $1,898 (1)(2)(3) 15,187 1,898
1,898
Total Consumer Discretionary 127,975
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(2)(3) 650,866 5,272
Total Health Care 5,272
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $2,561 (1)(2)(3) 14,443 3,184
Databricks, Series H, Acquisition Date:
8/31/21, Cost $4,018 (1)(2)(3) 18,224 4,018
Total Information Technology 7,202
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,883 (1)(2)(3) 81,901 3,883

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,711 (1)(2)(3) 186,841 7,711
Total Materials 11,594
REAL ESTATE 0.0%
Real Estate Management &
Development 0.0%
WeWork, Series D-1, Acquisition Date:
12/9/14, Cost $4,367 (1)(2) 262,263 1,952
WeWork, Series D-2, Acquisition Date:
12/9/14, Cost $1,816 (1)(2) 109,032 812
Total Real Estate 2,764
Total Convertible Preferred Stocks
(Cost $52,769) 154,807
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund,
0.05% (4)(5) 156,247,469 156,247
Total Short-Term Investments (Cost
$156,247) 156,247
Total Investments in
Securities 100.2%
(Cost $4,193,238) $ 7,493,001
Other Assets Less Liabilities (0.2)% (12,261)
Net Assets 100.0% $ 7,480,740
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $192,022 and represents 2.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.05% $ — $ — $ 48
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 48 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Treasury Reserve Fund, 0.05% $ 118,949 ¤ ¤ $ 156,247
T. Rowe Price Short-Term Fund, 0.07% — ¤ ¤ —
Total $ 156,247 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $48 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $156,247.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $96,173,000 for the period ended September 30, 2021.
E116-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,144,732 $ 26,203 $ 11,012 $ 7,181,947
Convertible Preferred Stocks — 2,764 152,043 154,807
Short-Term Investments 156,247 — — 156,247
Total $ 7,300,979 $ 28,967 $ 163,055 $ 7,493,001
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 32,264 $ (1,792) $ 848 $ (20,308) $ 11,012
Convertible Preferred Stocks 48,075 90,119 25,343 (11,494) 152,043
Total $ 80,339 $ 88,327 $ 26,191 $ (31,802) $ 163,055